Leases - Summary of Lease Costs (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Lease, Cost [Abstract]
Fixed Payment	$ 585	$ 1,184